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                             JANUS INVESTMENT FUND
                               Janus Olympus Fund

                        Supplement dated August 9, 2002
         to Statement of Additional Information dated February 25, 2002 as Supplemented April 3, 2002, May 13, 2002, May 31, 2002 and June 19, 2002

Effective August 12, 2002, Janus Olympus Fund will reopen to new investors. To invest, please visit janus.com or call a Janus Representative at 1-800-525-3713. Please see the Janus Olympus Fund's prospectus for complete information, including charges and expenses. Read it carefully before you invest or send money.